Other Expenses and Income	12 Months Ended
Dec. 31, 2020
Other Expenses And Income
Other Expenses and Income

22. Other expenses and income

Other (expenses) and income totaled EUR (2,418) thousand in the fiscal year 2020 (2019: income of EUR 21,184 thousand; 2018: income of EUR 969 thousand), with the 2019 figure including non-recurring effects from the acquisition of Cutanea Life Sciences Inc. amounting to EUR 21,027 thousand. In addition, the items include expenses and income from currency translation amounting to EUR (3,601) thousand (2019: income of EUR 324 thousand: 2018: income of EUR 650 thousand).